                                                                                       May 1, 2012

Securities and Exchange Commission

Office of Filings and Information Services

100 F Street, NE

Washington, D.C. 20549

            RE:     The Dreyfus/Laurel Funds Trust

                        Dreyfus High Yield Fund

                        File No: 811-524; 33-43846

Dear Sir/Madam,

            Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the form of the Prospectus and the Universal Statement of Additional Information that would have been filed under paragraph (b) or (c) of this section does not differ from that contained in the most recent amendment, Post-Effective Amendment No. 169 to the Registration Statement, electronically filed with the Securities and Exchange Commission on April 24, 2012.

            Please address any comments or questions to the attention of the undersigned at (212) 922-8297.

Sincerely,

                                                                                                /s/ Tatiana Filippova

                                                                                                Tatiana Filippova,

                                                                                                Legal Assistant